Note 6 - Property and Equipment	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

Note 6 – Property and Equipment

Property and equipment is comprised of the following:

	December 31,
(in thousands)	2023	2022

Leasehold improvements	$2,664	$2,649
Manufacturing, laboratory & office equipment	870	881
Furniture & fixtures	390	390
Subtotal	3,924	3,920
Accumulated depreciation and amortization	(3,741)	(3,658)
Property and equipment, net	$183	$262

Depreciation expense on property and equipment for the years ended  December 31, 2023 and 2022 was $0.1 million and $0.5 million, respectively. During the first quarter of 2022, we determined that certain manufacturing and laboratory equipment assets related to the KL4 surfactant platform would be abandoned by March 31, 2022. We accelerated depreciation of these assets during the first quarter of 2022, resulting in $0.4 million of additional depreciation expense for the three months ended March 31, 2022. During the second quarter of 2022, the abandoned assets and certain other KL4 surfactant platform assets were disposed.